SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical) - USD ($)					9 Months Ended	12 Months Ended
	Dec. 19, 2024	Dec. 10, 2024	Aug. 16, 2024	Oct. 01, 2022	Mar. 31, 2025	Jun. 30, 2025		Jun. 30, 2024	[1]	Mar. 31, 2026
Mr Jack Wong [Member]
Related Party Transaction [Line Items]
Sale of Property	$ 857,500	$ 857,500		$ 857,500
Gain loss on disposal of assets				$ 161,156	$ 161,156
Borneo Oil Corporation Sdn [Member]
Related Party Transaction [Line Items]
Settlement of debts			$ 675,888			$ 675,888	[1]
Shares issued for settlement of promissory notes			9,655,542
Borneo Eco Food Sdn Bhd [Member]
Related Party Transaction [Line Items]
Equity holding percentage						13.40%				12.95%
S B Resorts Sdn Bhd And Borneo Oil Corporation Sdn Bhd [Member]
Related Party Transaction [Line Items]
Equity holding percentage						13.40%
Borneo Oil Berhad [Member]
Related Party Transaction [Line Items]
Equity holding percentage						7.80%				12.95%

[1]	SB Resorts Sdn Bhd and Borneo Oil Corporation Sdn Bhd (“BOC”) are wholly owned subsidiaries of Borneo Oil Berhad (“BOB”) (holding 13.4% of the Company’s issued and outstanding Common Stock as of June 30, 2025).